Share-Based Compensation - Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility	91.04%
Risk free interest rate	4.73%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	5 years
Minimum [Member]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility		97.57%	91.25%
Risk free interest rate		3.78%	2.03%
Expected term (in years)		1 year 6 months	2 years
Maximum [Member]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility		119.85%	100.74%
Risk free interest rate		4.92%	4.04%
Expected term (in years)		2 years	2 years 9 months 18 days